UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported):
February 12, 2015
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Capital Auto Receivables LLC	1
(Exact name of securitizer as specified in its charter)
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025-00319	000893958
(Commission File Number of securitizer)	(Central Index Key Number of securities)
Richard V. Kent, General Counsel, (866) 710-4623
Name and telephone number, including area code, of the person to contact in connection with this filing
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1
Capital Auto Receivables LLC, as securitizer, is filing Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto retail installment contract and auto lease asset classes, including asset-backed securitized by Central Originating Lease Trust ("COLT"), (Central Index Key Number 0001101555), an affiliated securitizer, in respect of all asset-backed securities securitized by COLT, and including asset-backed securities securitized by Ally Financial Lease Trust ("AFLT"), (Central Index Key Number 0001587449), an affiliated securitizer, in respect of all asset-backed securities securitized by AFLT. In addition, Capital Auto Receivables LLC, as securitizer, is filing this Form ABS-15G in order to terminate the reporting obligation of COLT as an affiliated securitizer pursuant to Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240. 15Ga-1(c)(3)), in respect of all asset-backed securities securitized by COLT and satisfied during the reporting period in the auto lease asset class. The final distribution related to the last outstanding asset-backed security securitized by Central Originating Lease Trust, as an affiliated securitizer, was made on June 27, 2014.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL AUTO RECEIVABLES LLC

(Securitizer)

By: /s/ Ryan C. Farris
Name: Ryan C. Farris
Title: President

Date: February 12, 2015